Jan. 28, 2025
Amplify Bloomberg AI Value Chain ETF
AMPLIFY BLOOMBERG AI VALUE CHAIN ETF
INVESTMENT OBJECTIVE

The Amplify Bloomberg AI Value Chain ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Bloomberg AI Value Chain Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Bloomberg AI Value Chain ETF Amplify Bloomberg AI Value Chain ETF
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.59%	[1]
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because as of September 30, 2024, the management fee was an annual rate of 0.68% to average daily net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Bloomberg AI Value Chain ETF | Amplify Bloomberg AI Value Chain ETF | USD ($)	60	189	329	738

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the portfolio turnover rate of the Predecessor Fund (as defined below) was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that comprise the Index. The Fund will invest in the common stock and/or depositary receipts of companies that comprise the Index. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund uses a replication strategy, which is an indexing strategy that involves investing in the securities of an index in approximately the same proportions as in such index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”). Bloomberg Index Services Limited developed and maintains the Index (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.

The Index. The Index is constructed to track the performance of cloud computing, semiconductor, and hardware companies focused on the next generation of computing needs. The Index includes the top 45 companies that are part of the “Cloud” and “Artificial Intelligence” ecosystems according to Bloomberg Intelligence (“BI”).

The Index universe begins with all securities that are members of the Bloomberg World Aggregate universe with (1) a minimum issuer free float market capitalization of $500 million; and (2) a minimum 90-day average daily value traded of $5 million. From this initial universe, a security must belong to either the Cloud ecosystem or the Artificial Intelligence (AI) ecosystem as determined by BI to be eligible for inclusion in the Index. Within the AI ecosystem, a security must be within the AI Semiconductors or AI Hardware categories. If a security is classified within one of these two ecosystems, to be eligible for inclusion it must also belong to the “gold” tier as pursuant to the Bloomberg Thematic Protocol. A gold tier ranking pursuant to this protocol equates to a high exposure on both a revenue basis and a thematic basis to a relevant theme. For additional information on the index tiering process of the Bloomberg Thematic Protocol, please see “Additional Information About the Fund’s Strategies and Risks.”

All securities that satisfy the eligibility requirements of the Index are eligible for inclusion and are grouped into three categories: (1) Cloud; (2) AI Hardware; and (3) AI Semiconductors. The top 15 securities within each category by “issuer free float market capitalization” (which is the aggregate free float market capitalization of all securities for a particular issuer) are selected for inclusion in the Index. If an issuer has multiple securities, then the security currently in the Index will take precedence if it has met all other criteria for eligibility, otherwise, the security with the highest 90-day average daily value traded is eligible for inclusion in the Index. The Index constituents are equally weighted.

The Index is reconstituted and rebalanced quarterly in January, April, July, and October. Eligibility and selection of securities, as well as weighting of securities, is based on data as of the first Friday in relevant month. The rebalancing and reconstitution of the Index is announced on the second Friday of the relevant month and the reconstitution and rebalancing goes effective after close of trading in the third Friday of the relevant month.

As of September 30, 2024, the Index was comprised of 45 constituents and had significant exposure to the information technology sector.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the Wedbush ETFMG Global Cloud Technology ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on March 8, 2016.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 46.10% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -25.65% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Returns - Amplify Bloomberg AI Value Chain ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Amplify Bloomberg AI Value Chain ETF	Return Before Taxes	18.45%		5.76%		8.36%		Mar. 08, 2016
Amplify Bloomberg AI Value Chain ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	18.40%		5.72%		8.23%		Mar. 08, 2016
Amplify Bloomberg AI Value Chain ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.97%		4.49%		6.74%		Mar. 08, 2016
Bloomberg AI Value Chain Index (reflects no deduction for fees, expenses or taxes)	Bloomberg AI Value Chain Index (reflects no deduction for fees, expenses or taxes)	23.90%	[1],[2]		[1],[2]		[1],[2]	Mar. 08, 2016	[1],[2]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index(reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		15.17%		Mar. 08, 2016
[1]	Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some or the entire periods. The Fund began to seek the returns of the Bloomberg AI Value Chain Index on October 21, 2024.
[2]	Prior to April 7, 2020, the Predecessor Fund sought to replicate an index called the “Reality Shares Drone™ Index.” The table reflects performance of the Reality Shares Drone™ Index through April 6, 2020 and the Prime Global Cloud Technology Index NTR thereafter.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.